Loans (Summary of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 744,897	$ 721,165
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	116,153	102,822
Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	390,044	383,339
Real estate-mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	221,736	217,584
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,964	$ 17,420